CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

7. CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

Common Stock

In June 2015, the Company uplisted to the NYSE MKT and simultaneously completed a public offering in which it issued 3,636,384 shares of common stock resulting in net proceeds of $7.8 million.  Pursuant to the terms of a convertible note previously issued, immediately prior to the closing of the offering, the principal amount and all accrued and unpaid interest converted into 182,266 shares of common stock.  Pursuant to a subscription agreement dated October 24, 2014, Korea Investment Partners Overseas Expansion Platform Fund (“KIP”), an existing stockholder, agreed to purchase 1,081,081 shares of common stock from the Company at a price of $1.85 per share in a private placement (the “KIP private placement”) upon the earlier to occur of (i) the Company receiving revenues from Violet of $2,000,000 or (ii) receipt by the Company of approval to list on any tier of the NYSE or Nasdaq stock market at a market price of at least $3.70 per share. In addition, KIP has previously informed the Company of its intention to complete the KIP private placement even if the Company’s stock price was not at least $3.70 per share. As of the date of this report, this private placement has not closed, and the Company does not expect the private placement to close. As consideration for Ping Wang’s service as a director of the Company (Wang is no longer a director of the Company), 290,000 shares of the Company’s common stock were issued, of which 96,667 shares vested immediately and 193,333 shares will vest immediately upon completion of the $2.0 million purchase.

In December 2015, the Company sold 4,100,000 shares of common stock at a price per share of $1.43 resulting in net proceeds of $5.5 million in a private placement to investment funds managed by Franklin Advisers. For a period of five years, Franklin Advisers has the right to purchase up to an aggregate of 20% of the securities offered by the Company in any subsequent private placement.

In April 2016, the Company issued 3,600,000 shares of common stock at a price per share of $1.195 resulting in net proceeds of approximately $3.6 million and warrants to purchase 1,952,000 shares of common stock in a public offering. These warrants have an exercise price of $1.20 per share and expire on April 1, 2021.  As of July 31, 2016, all of these warrants were outstanding.

Series A Preferred Stock

During 2014, the Company entered into subscription agreements for the private placement of 4,207,987 shares of its Series A preferred stock and warrants to purchase 2,042,589 shares of common stock at an exercise price of $3.70 per share. In connection with the uplisting to the NYSE MKT, the Series A preferred stock, including accrued and unpaid interest, converted into 4,319,426 shares of common stock. The warrant exercise agreements included a provision such that if the public offering price related to the offering was less than $3.125 per share, then immediately prior to the closing of the offering, additional shares of common stock would be issued at no additional consideration to each holder equal to: (i) the product of (A) the difference between $2.50 per share and 80% of the public offering price and (B) such holder’s shares of common stock received pursuant to exercise of the amended warrants, divided by (ii) 80% of the public offering price in the offering. Based on a public offering price of $2.75 per share, 77,006 shares of common stock were issued pursuant to this provision.

In March and April 2015, the Company amended certain of the warrants issued in connection with the Series A preferred stock financing to reduce the exercise price of such warrants from $3.70 to $2.50 per share with a corresponding increase in the number of shares of common stock exercisable under the warrants so that the aggregate exercise value of such warrants remained the same. As of January 31, 2016, certain holders had exercised such warrants for an aggregate of 564,662 shares of common stock for an aggregate cash exercise price of $1,411,655. The Company recorded a charge for the incremental fair value of $436,000 in other expense related to the amended warrants in the first quarter of fiscal year 2016. The fair value of the warrants exercised was computed as of the date of modification using the following assumptions: dividend rate of 0%, risk-free rate of 1.6%, contractual term of four to five years and expected volatility of 85.9%. As of July 31, 2016, of the warrants issued in connection with the Series A preferred stock financing, warrants to purchase 1,661,055 shares of common stock remain outstanding.

Pursuant to the Certificate of Elimination filed with the Secretary of State of the State of Delaware on March 17, 2016, all shares of Series A preferred stock previously designated were returned to the status of authorized but unissued shares of preferred stock, without designation as to series or rights, preferences, privileges or limitations.

Warrants

In addition to the warrants issued in conjunction with the Series A preferred stock subscription agreements, the Company issued warrants on May 15, 2014, to a service provider for 316,395 shares of common stock at an exercise price of $2.035 per share, which were valued at $99,000 and expensed. As of July 31, 2016, all were outstanding. On May 14, 2014, the Company also issued warrants valued at $105,000 for 343,559 shares of common stock at an exercise price of $1.85 per share to a qualified investor as a part of his convertible loan package. These warrants expire five years after the date of issuance. These warrants are immediately exercisable, and in June 2015, a portion of the warrants were exercised for 54,054 shares of common stock. As of July 31, 2016, warrants exercisable for 289,505 shares of common stock remain outstanding.

In connection with the offering completed in June 2015, warrants to purchase 109,091 shares of common stock were issued to the underwriters at the public offering price of $2.75. These warrants expire five years after the date of issuance. As of July 31, 2016, all of these warrants were outstanding.

In connection with the sale of common stock in April 2016, warrants to purchase 1,952,000 shares of common stock were issued at an exercise price of $1.20.  As of July 31, 2016, all of these warrants were outstanding.

Equity Incentive Plan

On July 5, 2016, the Company adopted the 2016 Equity Incentive Plan, or 2016 Plan, which permits the Company to grant equity awards to directors, officers, employees and consultants. In connection with the adoption of the 2016 Plan, the Company ceased to grant equity awards under its 2014 Equity Incentive Plan, or 2014 Plan, which was adopted on January 23, 2014. All grants and awards under the 2014 Plan, including stock options previously issued under BioPharmX, Inc.’s 2011 Equity Incentive Plan which were substituted with stock options issued under the 2014 Plan, remain in effect in accordance with their terms. Stock options generally vest in two to four years and expire ten years from the date of grant.  Under the 2016 Plan, 4,000,000 shares were reserved for issuance.  The 2014 Plan and 2016 Plan are referred to collectively as the “Plans.”

The following table summarizes the Company’s stock option activities under the Plans:

	Available for Grant	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
					(in thousands)
Outstanding as of January 1, 2016	350,875	2,704,608	$1.59	8.37	$1,343
Exercised	—	(54,333)	$0.33
Cancelled	87,500	(87,500)	$1.85

Outstanding as of April 30 2016	438,375	2,562,775	$1.61	8.42	$340
Shares authorized for issuance	4,000,000	—
Granted	(2,635,000)	2,635,000	$0.64
Exercised	—	(18,334)	$0.35
Cancelled	358,416	(358,416)	$2.19
Expired upon termination of the 2014 Plan	(21,691)	—	$—

Outstanding as of July 31, 2016	2,140,100	4,821,025	$0.95	8.94	$502

Vested and exercisable		1,547,679	$1.12	7.68	$237

Vested and expected to vest		4,295,839	$0.97	8.85	$462

Inducement Grants

The Company has also awarded inducement option grants to purchase common stock to new employees outside of the 2014 Plan as permitted under Section 711(a) of the NYSE MKT Company Guide. Such options vest at the rate of 25% of the shares on the first anniversary of the commencement of such employee’s employment with the Company, and then one forty-eighth (1/48) of the shares monthly thereafter subject to such employee’s continued service. The following table summarizes the Company’s inducement grant stock option activities:

	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Balance at January 31, 2016, April 30, 2016 and July 31, 2016	660,000	$1.44	9.22	$—

Vested and exercisable	—	$—	—	$—

Vested and expected to vest	561,692	$1.44	9.22	$—

The following table summarizes significant ranges of outstanding and exercisable options as of July 31, 2016:

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Vested and Exercisable	Weighted Average Exercise Price
$0.25 - $0.62	2,547,259	9.05	$0.54	781,418	$0.42
$0.63 - $1.00	887,100	9.56	$0.73	108,332	$0.96
$1.01 - $1.67	1,365,666	9.12	$1.52	209,890	$1.57
$1.68 - $3.00	636,000	8.12	$2.04	403,039	$2.06
$3.01 - $3.25	45,000	0.14	$3.25	45,000	$3.25

	5,481,025	8.97	$1.00	1,547,679	$1.12

The total intrinsic value of stock options exercised during the three and six months ended July 31, 2016 was approximately $5,000 and $39,000, respectively.  The total intrinsic value of stock options exercised during the three and six months ended July 31, 2015 was $1.2 million and $1.3 million, respectively.

6. CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

Common Stock

        As described in Note 1, on January 23, 2014, the Company issued 7,025,000 shares of its common stock to BioPharmX, Inc. stockholders.

        The Company issued convertible notes payable ("Notes") from September 2012 through March 2014. Under the terms of the Notes, on April 11, 2014, the Notes automatically converted into 1,526,001 shares of common stock upon the Company's sale of Series A Preferred Stock.

        In June 2015, the Company uplisted to the NYSE MKT and simultaneously completed a public offering (the "Offering") in which it issued 3,636,384 shares of common stock resulting in net proceeds of $7.8 million. Pursuant to the subscription agreement dated October 24,2014, KIP, an existing stockholder, shall purchase shares in the KIP private placement upon the earlier to occur of (i) the Company receiving revenues from Violet of $2,000,000 or (ii ) receipt by the Company of approval to list on any tier of the NYSE or Nasdaq stock market at a market price of at least $3.70 per share. In addition, KIP has previously informed the Company of its intention to complete the KIP private placement even if the Company’s stock price was not at least $3.70 per share. As of May 2, 2016, this private placement has not closed, and the Company is unable to predict if or when the private placement will close. As consideration for Ping Wang's service as a director of the Company, 290,000 shares of the Company's common stock were issued, of which 96,667 vested immediately and 193,333 shares of the common stock will vest immediately upon completion of the $2.0 million purchase.

        In June 2015, the Company issued a 6% unsecured convertible note in the principal amount of $500,000 to an investor. Under the terms of the convertible note, immediately prior to the closing of the Offering, the principal amount and all accrued and unpaid interest, converted into 182,266 shares of common stock.

        In December 2015, the Company sold 4,100,000 shares of common stock at a price per share of $1.43 resulting in net proceeds of $5.5 million in a private placement to investment vehicles of Franklin Advisers. For a period of 5 years, Franklin Advisers have the right to purchase up to an aggregate of 20% of the securities offered by the Company in any subsequent private placement.

Series A Preferred Stock

        The Company entered into subscription agreements for the private placement of shares of its Series A preferred stock and warrants with 47 accredited investors during 2014 whereby the Company sold an aggregate of 4,207,987 shares of Series A preferred stock at a per share price of $1.85 for gross proceeds of $7.5 million and issued to the investors for no additional consideration warrants to purchase in the aggregate 2,042,589 shares of common stock, with an exercise price of $3.70 per share. The allocated fair value of the warrants related to these subscription agreements was determined to be $845,000 and was recorded as additional paid-in capital. The fair value was computed using the Black-Scholes pricing model with the following assumptions: dividend rate of 0%, risk-free rate of 1.6% to 4.0%, contractual term of 5 years and expected volatility of 88.8%. In connection with the uplisting to the NYSE MKT, the Series A preferred stock, including accrued and unpaid interest, converted into 4,319,426 shares of common stock.

        In March and April 2015, the Company amended certain of the warrants issued in connection with the Series A preferred financing to reduce the exercise price of such warrants from $3.70 to $2.50 per share with a corresponding increase in the number of shares of common stock exercisable under the warrants so that the aggregate exercise value of such warrants remained the same. As of January 31, 2016, certain holders had exercised such warrants for an aggregate of 564,662 shares of common stock for an aggregate cash exercise price of $1,411,655. The Company recorded a charge for the incremental fair value of $436,000 in other expense related to the amended warrants in the first quarter of fiscal year 2016. The fair value of the warrants exercised was computed as of the date of modification using the following assumptions: dividend rate of 0%, risk-free rate of 1.6%, contractual term of 4 to 5 years and expected volatility of 85.9%. As of January 31, 2016, of the warrants issued in connection with the Series A preferred stock financing, warrants to purchase 1,661,055 shares of common stock remain outstanding.

        The warrant exercise agreements included a provision such that if the public offering price related to the Offering was less than $3.125 per share, then immediately prior to the closing of the Offering, additional shares of common stock would be issued at no additional consideration to each holder equal to: (i) the product of (A) the difference between $2.50 per share and 80% of the public offering price and (B) such holder's shares of common stock received pursuant to exercise of the amended warrants, divided by (ii) 80% of the public offering price in the Offering. Based on a public offering price of $2.75 per share, 77,006 shares of common stock were issued pursuant to this provision.

Warrants

        In addition to the warrants issued in conjunction with the subscription agreements, the Company issued warrants on May 15, 2014, to a service provider for 316,395 shares of common stock at an exercise price of $2.035 per share, which were valued at $99,000 and expensed. As of January 31, 2016, all were outstanding. On May 14, 2014, the Company also issued warrants valued at $105,000 for 343,559 shares of common stock at an exercise price of $1.85 per share to a qualified investor as a part of his convertible loan package. These warrants expire five years after the date of issuance. These warrants are immediately exercisable, and in June 2015, a portion of the warrants were exercised for 54,054 shares of common stock. As of January 31, 2016, warrants exercisable for 289,505 shares of common stock remain outstanding.

        In connection with the Offering, 109,091 warrants were issued to the underwriters at the public offering price of $2.75. These warrants expire five years after the date of issuance. As of January 31, 2016, all were outstanding.

Equity Incentive Plan

        On January 23, 2014, the Company adopted the 2014 Equity Incentive Plan, or the 2014 Plan, which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of common stock of the Company through awards of incentive and nonqualified stock options, restricted stock awards and stock appreciation rights. Stock options previously issued under BioPharmX, Inc.'s 2011 Equity Incentive Plan were substituted with stock options issued under the 2014 Plan. Stock options generally vest in two to four years and expire ten years from the date of grant.

        The total number of shares originally reserved and available for grant and issuance pursuant to the 2014 Plan was 2,700,000. Shares issued under the 2014 Plan are drawn from authorized and unissued shares or shares now held or subsequently acquired by the Company. On November 7, 2014, the Company increased the stock reserve available to the 2014 Plan for stock awards from 2,700,000 shares to 4,500,000 shares.

        The following table summarizes the Company's stock option activities under the 2014 Plan:

	Available for Grant	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
					(in thousands)
Balance at January 1, 2013	1,550,000	1,150,000	$0.06
Granted	(1,456,000)	1,456,000	0.40

Balance at December 31, 2013	94,000	2,606,000	$0.25
Additional shares authorized	1,800,000	—	—
Granted	(891,000)	891,000	1.85
Exercised	—	(727,643)	0.14
Cancelled	160,000	(160,000)	0.37

Balance at December 31, 2014	1,163,000	2,609,357	$0.82	8.52	$5,686
Granted	(130,000)	130,000	2.75
Exercised	—	(40,105)	0.95
Cancelled	10,000	(10,000)	1.85

Balance at January 31, 2015	1,043,000	2,689,252	$0.91	8.58	$5,625
Granted	(1,274,000)	1,274,000	2.25
Exercised	—	(676,769)	0.12
Cancelled	581,875	(581,875)	1.59

Balance at January 31, 2016	350,875	2,704,608	$1.59	8.37	$1,343

Vested and exercisable		1,059,709	$1.13	7.34	$794

Vested and expected to vest		2,467,713	$1.55	8.29	$1,287

Inducement Grants

        The Company has also awarded inducement options to purchase common stock to new employees outside of the 2014 Plan as material inducements to the acceptance of employment with the Company as permitted under Section 711(a) of the NYSE MKT Company Guide. Such options vest at the rate of 25% of the shares on the first anniversary of the commencement of such employee's employment with the Company, and then one forty-eighth (1/48) of the shares monthly thereafter subject to such employee's continued service. The following table summarizes the Company's inducement grant stock option activities:

	Shares	Weighted Average Exercise Prices	Remaining Contractual Life	Aggregate Intrinsic Value
				(in thousands)
Balance at January 31, 2015	—	—	—	—
Granted	660,000	$1.44

Balance at January 31, 2016	660,000	$1.44	9.72	$227

Vested and exercisable	—	$—	—	$—

Vested and expected to vest	529,212	$1.44	9.72	$182

        The following table summarizes significant ranges of outstanding and exercisable options as of January 31, 2016:

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Prices	Number Vested and Exercisable	Weighted Average Exercise Prices
$0.25 - $1.00	882,108	7.48	$0.41	570,340	$0.41
$1.01 - $1.67	1,264,000	9.74	$1.49	51,664	$1.48
$1.68 - $3.00	988,500	8.09	$2.28	437,705	$2.02
$3.01 - $3.25	230,000	9.33	$3.25	—	—

	3,364,608	8.63	$1.56	1,059,709	$1.13

        The total intrinsic value of stock options exercised during the year ended January 31, 2016, the month ended January 31, 2015 and year ended December 31, 2014 was $1.4 million, $82,000 and $676,000, respectively. The weighted average grant date fair values of the stock options granted during the year ended January 31, 2016, the month ended January 31, 2015 and year ended December 31, 2014 was $1.44, $1.92 and $1.10, respectively.